Income Taxes - Schedule of Components Of The Provision For Income Taxes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Current provision
Total current provision		$ 0
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Current provision
Federal	$ 0		$ 0
State	3,768		0
Total current provision	3,768		0
Deferred provision
Federal	0		0
State	0		0
Total current provision	0		0
Total provision for income taxes	$ 3,768		$ 0